Nature of Operations	12 Months Ended
Dec. 31, 2025
Nature of Operations [Abstract]
Nature of Operations
1. NATURE OF OPERATIONS

Pan American Silver Corp. is the ultimate parent company of its subsidiary group (collectively, the “Company”, or “Pan American”). Pan American is a British Columbia corporation domiciled in Canada, and its office is at Suite 2100 – 733 Seymour Street, Vancouver, British Columbia, V6B 0S6. The Company is listed on the Toronto Stock Exchange (TSX: PAAS) (the "TSX"), and the New York Stock Exchange (NYSE: PAAS) (the "NYSE").
Pan American engages in silver and gold mining and related activities, including exploration, mine development, extraction, processing, refining and reclamation. The Company's portfolio of assets is located in Chile, Peru, Brazil, Mexico, Canada, Argentina, Bolivia and Guatemala. In addition, the Company is exploring for new silver and gold deposits and opportunities throughout the Americas.
On September 4, 2025, the Company acquired MAG Silver Corp. ("MAG") (the "MAG Acquisition") (Note 8). MAG was a silver-focused mining company whose primary asset was a 44% interest in the Juanicipio mine ("Juanicipio") in Zacatecas, Mexico, operated by Fresnillo plc ("Fresnillo"), who holds the remaining 56% interest in Juanicipio. MAG's portfolio also included 100% ownership of the Larder exploration project.